UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22920

The Advisors’ Inner Circle Fund III

(Exact name of registrant as specified in charter)

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: July 31, 2017

Date of reporting period: January 31, 2017

Item 1.	Reports to Stockholders.

The Advisors’ Inner Circle Fund III

SGA International Equity Fund

SEMI-ANNUAL REPORT

January 31, 2017

Investment Adviser:

Strategic Global Advisors, LLC

THE ADVISORS’ INNER CIRCLE FUND III	SGA INTERNATIONAL EQUITY FUND
JANUARY 31, 2017 (UNAUDITED)

The Fund files its complete schedule of investments with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q within sixty days after period end. The Fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to Fund securities, as well as information relating to how a Fund voted proxies relating to fund securities during the most recent 6-month period ended January 31, 2017, is available (i) without charge, upon request, by calling 1-866-778-6397; and (ii) on the SEC’s website at http://www.sec.gov.

THE ADVISORS’ INNER CIRCLE FUND III	SGA INTERNATIONAL EQUITY FUND
JANUARY 31, 2017 (UNAUDITED)

Dear Shareholders,

We are pleased to present the semi-annual report for the SGA International Equity Fund (the “Fund”). The following commentary covers the four months from September 30, 2016 to January 31, 2017.

Performance Review

The Fund’s Institutional Shares returned 0.50%, net of fees, the period September 30, 2016 (Fund inception) to January 31, 2017, versus the MSCI EAFE Index (Net) (“MSCI EAFE”) benchmark return of 2.17%.

International developed markets as a whole performed well for the period, masking a deeply divergent set of returns across sectors and countries. Energy stocks, which performed well for the period, tracked oil prices very closely, which also continued their climb. During the same period, Healthcare stocks were down dramatically, with uncertainty looming around the future of health insurance providers and weak currency translation of returns. The portfolio’s generally neutral stance relative to sector and currency enabled the portfolio to mitigate political and commodity swing pitfalls.

The Fund’s underperformance relative to the benchmark was primarily due to stock selection within the Energy and Financials sectors. Energy proved to be a challenge, as returns were not based on fundamentals but rather the unexpected and prolonged turn in commodity prices which may prove to be temporary. While Healthcare stocks were down for the period, the Fund delivered excess returns from stock selection, notably in Biotechnology companies.

From a country perspective, Switzerland was the largest contributor. The primary area of weak stock selection was the United Kingdom (“UK”), where negative results were largely due to not owning certain oil companies such as Royal Dutch, which rebounded after weaker performance last year.

Portfolio Structure

Active sector weightings are generally a result of our bottom-up stock selection process. Through our risk management and portfolio construction process, we generally keep sector weights fairly close to the MSCI EAFE benchmark, and modest sector over- and under-weights are a result stock specific factors. As of January 31, 2017, all sector weights were within +/- 200 basis points of the benchmark, with the largest overweight in Information Technology and largest underweight in Utilities.

THE ADVISORS’ INNER CIRCLE FUND III	SGA INTERNATIONAL EQUITY FUND
JANUARY 31, 2017 (UNAUDITED)

Market Outlook

While the US market responded positively to recent political events, global economic growth has remained below expectations despite broad coordination between a large number of central banks to stimulate economies through supportive monetary policy. The International Monetary Fund estimates that global gross domestic product will grow 3.4% in 2017, a slight increase from 2016, but lower than forecasts at the beginning of the year. We expect that the US dollar could continue to rise if the Federal Reserve accomplishes its target to raise short term interest rates three times in 2017. Growth in Japan will most likely remain tepid as the economy faces renewed deflation concerns and structural demographic issues despite a tight labor market and accommodative monetary policies. We expect the Euro currency will likely face increased pressure with the recent rise of global populist movements. Political risks that characterized 2016 have the potential to increase volatility in 2017 as Germany, France, and Italy have their elections. Lower revised forecasts for the UK’s economy indicate a slow-down, but we believe a recession is unlikely. Although geopolitical events can result in sharp short-term swings, we believe company-specific fundamentals will drive long term value and stock prices. We continue to focus our research on selecting companies with an attractive combination of valuation, growth, investor sentiment and quality.

Past performance is no guarantee of future results. This material represents an assessment of the market environment at a specific point in tie and is not intended to be a forecast of future events or a guarantee of future performance. This information should not be relied upon by the reader as research or investment advice regarding the funds or any stock in particular.

THE ADVISORS’ INNER CIRCLE FUND III	SGA INTERNATIONAL EQUITY FUND
JANUARY 31, 2017 (UNAUDITED)

SECTOR WEIGHTINGS†

† Percentages based on total investments.

SCHEDULE OF INVESTMENTS
COMMON STOCK — 99.7%
	Shares	Value

Argentina — 0.4%
Ternium ADR	220	$5,029

Australia — 5.5%
Aristocrat Leisure	470	5,447
Caltex Australia	550	11,930
Commonwealth Bank of Australia	80	4,954
Fortescue Metals Group	790	3,990
Harvey Norman Holdings	2,000	7,584
LendLease Group	650	6,946
Macquarie Group	190	12,190
Medibank Pvt	3,000	6,143
Rio Tinto	140	7,080
Sonic Healthcare	200	3,158

		69,422

Austria — 1.4%
ANDRITZ	70	3,776
Erste Group Bank	360	10,936
OMV	90	3,144

		17,856

Belgium — 0.8%
Groupe Bruxelles Lambert	50	4,253
KBC Group	90	5,831

		10,084

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	SGA INTERNATIONAL EQUITY FUND
JANUARY 31, 2017 (UNAUDITED)

COMMON STOCK — continued
	Shares	Value

Brazil — 0.6%
Itau Unibanco Holding ADR	605	$7,145

Canada — 2.3%
Canadian Imperial Bank of Commerce	110	9,368
Constellation Software	17	7,678
Dollarama	200	7,573
National Bank of Canada	100	4,317

		28,936

China — 0.9%
NetEase ADR	46	11,679

Denmark — 3.1%
Danske Bank	380	12,649
Novo Nordisk, Cl B	190	6,824
Pandora	120	15,704
Vestas Wind Systems	50	3,496

		38,673

Finland — 2.0%
Neste	340	11,840
UPM-Kymmene	600	13,602

		25,442

France — 9.3%
Atos	60	6,379
AXA	560	13,735
Klepierre ‡	410	15,557
L’Oreal	46	8,360
LVMH Moet Hennessy Louis Vuitton	36	7,252
Renault	50	4,500
Safran	230	15,568
Sanofi	180	14,474
Societe BIC	20	2,613
Societe Generale	200	9,771
Thales	80	7,494
TOTAL	60	3,022
Valeo	130	7,932

		116,657

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	SGA INTERNATIONAL EQUITY FUND
JANUARY 31, 2017 (UNAUDITED)

COMMON STOCK — continued
	Shares	Value

Germany — 8.3%
Allianz	80	$13,541
Bayer	63	6,957
Bayerische Motoren Werke	140	12,721
Continental	57	11,119
Covestro (A)	110	8,252
Daimler	70	5,240
Deutsche Telekom	330	5,757
GEA Group	150	6,192
HeidelbergCement	60	5,774
HOCHTIEF	50	7,095
SAP	190	17,358
United Internet	100	4,177

		104,183

Hong Kong — 1.7%
CK Hutchison Holdings	500	5,979
HKT Trust & HKT	3,000	4,175
Power Assets Holdings	500	4,782
WH Group (A)	8,000	6,066

		21,002

Hungary — 0.3%
MOL Hungarian Oil & Gas	50	3,526

Ireland — 0.5%
Kerry Group, Cl A	90	6,336

Israel — 1.1%
Taro Pharmaceutical Industries *	50	5,225
Teva Pharmaceutical Industries	280	9,166

		14,391

Italy — 1.3%
Ferrari	150	9,343
Prysmian	260	6,753

		16,096

Japan — 24.4%
Asahi Group Holdings	200	7,032
Astellas Pharma	300	4,021
Bandai Namco Holdings	200	5,509
Central Japan Railway	100	16,181

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	SGA INTERNATIONAL EQUITY FUND
JANUARY 31, 2017 (UNAUDITED)

COMMON STOCK — continued
	Shares	Value

Japan — (continued)
Daito Trust Construction	100	$13,985
Fuji Electric	3,000	17,776
Fuji Heavy Industries	100	4,021
FUJIFILM Holdings	100	3,875
Hakuhodo DY Holdings	200	2,462
Hitachi Chemical	300	8,529
Hitachi Metals	700	9,709
Hoya	100	4,359
Kajima	1,000	6,970
Kao	300	14,834
KDDI	600	16,101
Kirin Holdings	400	6,547
Mazda Motor	200	2,955
MEIJI Holdings	100	7,741
Mitsubishi	600	13,548
Mitsubishi Electric	800	12,197
Mitsubishi Tanabe Pharma	600	12,004
MS&AD Insurance Group Holdings	200	6,722
Nippon Telegraph & Telephone	100	4,410
NTT DOCOMO	400	9,588
Oracle Japan	100	5,597
ORIX	700	10,583
Shimizu	1,000	9,202
Shionogi	300	14,415
Sumitomo Chemical	3,000	16,021
Suruga Bank	300	6,855
Teijin	300	6,340
Toho	200	5,766
Toyota Motor	200	11,662
Yamaha	300	9,166

		306,683

Mexico — 0.7%
Gruma, Cl B	690	9,266

Netherlands — 1.4%
ABN AMRO Group (A)	300	7,044
Koninklijke Ahold Delhaize	310	6,591
Randstad Holding	70	4,065

		17,700

Norway — 0.5%
Orkla	660	6,153

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	SGA INTERNATIONAL EQUITY FUND
JANUARY 31, 2017 (UNAUDITED)

COMMON STOCK — continued
	Shares	Value

Portugal — 0.6%
Galp Energia SGPS	490	$7,204

Singapore — 1.0%
DBS Group Holdings	900	12,114

South Africa — 0.5%
Nedbank Group	370	6,376

South Korea — 1.6%
KB Financial Group ADR	245	9,946
Samsung Electronics GDR	9	7,655
S-Oil ADR	90	3,145

		20,746

Spain — 2.4%
Aena (A)	80	11,603
Red Electrica	690	12,312
Repsol	410	6,046

		29,961

Sweden — 2.4%
Atlas Copco, Cl A	280	8,973
Hexagon, Cl B	220	8,702
Skandinaviska Enskilda Banken, Cl A	1,120	12,580

		30,255

Switzerland — 7.3%
Actelion	86	22,335
Nestle	180	13,151
Novartis	40	2,929
Partners Group Holding	10	5,040
Roche Holding	35	8,241
Swiss Life Holding	57	17,229
Swiss Re	240	22,338

		91,263

Taiwan — 0.5%
Taiwan Semiconductor Manufacturing ADR	210	6,491

United Kingdom — 16.9%
3i Group	2,300	20,254
Auto Trader Group (A)	1,640	8,253

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	SGA INTERNATIONAL EQUITY FUND
JANUARY 31, 2017 (UNAUDITED)

COMMON STOCK — continued
	Shares	Value

United Kingdom — (continued)
Barclays	4,650	$12,837
BT Group, Cl A	2,380	9,097
Bunzl	150	3,942
Carnival	140	7,464
Diageo	190	5,267
GlaxoSmithKline	1,240	23,836
Glencore	1,000	4,107
HSBC Holdings	970	8,254
Intertek Group	100	4,267
Johnson Matthey	140	5,726
Lloyds Banking Group	6,000	4,901
Mondi	340	7,489
Persimmon	410	9,949
Petrofac	1,170	13,497
Reckitt Benckiser Group	150	12,839
RELX	600	10,741
Unilever	460	18,677
WPP	920	21,342

		212,739

TOTAL COMMON STOCK (Cost $1,242,885)		1,253,408

EXCHANGE TRADED FUND — 2.7%
iShares MSCI EAFE Index Fund (Cost $32,643)	563	33,572

TOTAL INVESTMENTS — 102.4% (Cost $1,275,528)		$1,286,980

Percentages are based on Net Assets of $1,256,310.

*	Non-income producing security.
‡	Real Estate Investment Trust
(A)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On January 31, 2017, the value of these securities amounted to $41,218, representing 3% of the net assets of the Fund.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	SGA INTERNATIONAL EQUITY FUND
JANUARY 31, 2017 (UNAUDITED)

ADR	American Depositary Receipt
Cl	Class
EAFE	Europe, Australasia and Far East
GDR	Global Depositary Receipt
MSCI	Morgan Stanley Capital International

The table below sets forth information about the level within the fair value hierarchy at which the Fund’s investments are measured at January 31, 2017:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock
Argentina	$5,029	$—	$—	$5,029
Australia	69,422	—	—	69,422
Austria	17,856	—	—	17,856
Belgium	10,084	—	—	10,084
Brazil	7,145	—	—	7,145
Canada	28,936	—	—	28,936
China	11,679	—	—	11,679
Denmark	38,673	—	—	38,673
Finland	25,442	—	—	25,442
France	116,657	—	—	116,657
Germany	104,183	—	—	104,183
Hong Kong	—	21,002	—	21,002
Hungary	3,526	—	—	3,526
Ireland	6,336	—	—	6,336
Israel	14,391	—	—	14,391
Italy	16,096	—	—	16,096
Japan	306,683	—	—	306,683
Mexico	9,266	—	—	9,266
Netherlands	17,700	—	—	17,700
Norway	6,153	—	—	6,153
Portugal	7,204	—	—	7,204
Singapore	12,114	—	—	12,114
South Africa	6,376	—	—	6,376
South Korea	20,746	—	—	20,746
Spain	29,961	—	—	29,961
Sweden	30,255	—	—	30,255
Switzerland	91,263	—	—	91,263
Taiwan	6,491	—	—	6,491
United Kingdom	212,739	—	—	212,739

Total Common Stock	1,232,406	21,002	—	1,253,408
Exchange Traded Fund	33,572	—	—	33,572

Total Investments in Securities	$1,265,978	$21,002	$—	$1,286,980

Changes in the classifications between Levels 1 and 2 occurred throughout the period when foreign equity securities were fair valued using other observable

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	SGA INTERNATIONAL EQUITY FUND
JANUARY 31, 2017 (UNAUDITED)

market based inputs provided by MarkIt in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment was principally traded. As of January 31, 2017, securities with a total value $21,002 were classified as Level 2 due to the application of the fair value provided by MarkIt. There were no other significant transfers between Level 1 and 2 securities for the period ended January 31, 2017. All other transfers were considered to have occurred as of the end of the period. For the period ended January 31, 2017, there were no Level 3 securities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	SGA INTERNATIONAL EQUITY FUND
JANUARY 31, 2017 (UNAUDITED)

STATEMENT OF ASSETS AND LIABILITIES

Assets:
Investments, at Value (Cost $1,275,528)	$1,286,980
Foreign Currency, at Value (Cost $77)	79
Cash	12,937
Receivable Due from Investment Adviser	31,944
Receivable for Investment Securities Sold	662
Dividend and Interest Receivable	528
Unrealized Gain on Foreign Spot Contracts	113
Reclaim Receivable	97
Prepaid Expenses	389

Total Assets	1,333,729

Liabilities:
Payable for Investment Securities Purchased	9,378
Distribution Fees Payable	40
Payable to Investment Adviser	1,006
Payable to Administrator	9,317
Chief Compliance Officer Fees Payable	2,317
Shareholder Servicing Fees Payable	9,445
Payable to Trustees	1,598
Unrealized Loss on Forward Foreign Spot Contracts	4
Other Accrued Expenses and Other Payables	44,314

Total Liabilities	77,419

Net Assets	$1,256,310

Net Assets Consist of:
Paid-in Capital	$1,250,278
Accumulated Net Investment Loss	(277)
Accumulated Net Realized Loss on Investments and Foreign Currency Transactions	(5,141)
Net Unrealized Appreciation on Investments	11,452
Net Unrealized Depreciation on Foreign Currency and Translation of Other Assets and Liabilities Denominated in Foreign Currencies	(2)

Net Assets	$1,256,310

Institutional Shares:
Net Assets	$1,155,840
Outstanding Shares of beneficial interest (unlimited authorization — no par value)	115,014

Net Asset Value, Offering and Redemption Price Per Share*	$10.05

Investor Shares:
Net Assets	$100,470
Outstanding Shares of beneficial interest (unlimited authorization — no par value)	10,014

Net Asset Value, Offering and Redemption Price Per Share*	$10.03

*	Redemption price may vary depending on length of time shares are held.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	SGA INTERNATIONAL EQUITY FUND
FOR THE PERIOD ENDED
JANUARY 31, 2017 (UNAUDITED)*

STATEMENT OF OPERATIONS

Investment Income:
Dividends	$3,782
Less: Foreign Taxes Withheld	(183)

Total Investment Income	3,599

Expenses:
Administration Fees	36,968
Trustees’ Fees	5,027
Investment Advisory Fees	3,795
Chief Compliance Officer Fees	2,317
Distribution Fees, Investor Shares	80
Shareholder Serving Fees, Investor Shares	80
Offering Costs	24,303
Transfer Agent Fees	16,685
Legal Fees	12,307
Audit Fees	9,445
Printing Fees	7,688
Custodian Fees	3,898
Registration and Filing Fees	613
Other Expenses	6,063

Total Expenses	129,269

Less:
Waiver of Investment Advisory Fees	(3,795)
Reimbursement of Expenses from Investment Adviser	(121,598)

Net Expenses	3,876

Net Investment Loss	(277)

Net Realized Gain (Loss) on:
Investments	(4,265)
Foreign Currency Transactions	(876)

Net Realized Loss	(5,141)

Net Unrealized Appreciation (Depreciation) on:
Investments	11,452
Foreign Currency Translation	(2)

Net Unrealized Appreciation	11,450

Net Realized and Unrealized Gain on Investments and Foreign Currency Transactions	6,309

Net Increase in Net Assets Resulting from Operations	$6,032

*	Commenced operations on September 30, 2016.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	SGA INTERNATIONAL EQUITY FUND

STATEMENT OF CHANGES IN NET ASSETS
Period Ended January 31, 2017 (Unaudited)*

Operations:
Net Investment Loss	$(277)
Net Realized Loss on Investments and Foreign Currency Transactions	(5,141)
Net Unrealized Appreciation on Investments and Foreign Currency Translation	11,450

Net Increase in Net Assets Resulting From Operations	6,032

Dividends and Distributions:

Capital Share Transactions:
Institutional Shares
Issued	1,150,139

Net Institutional Shares Transactions	1,150,139

Investor Shares
Issued	100,139

Net Investor Shares Transactions	100,139

Net Increase in Net Assets From Capital Share Transactions	1,250,278

Total Increase in Net Assets	1,256,310

Net Assets:
Beginning of Period	—

End of Period (including Accumulated Net Investment Loss of $277)	$1,256,310

Shares Transactions:
Institutional Shares
Issued	115,014

Total Institutional Shares Transactions	115,014

Investor Shares
Issued	10,014

Total Investor Shares Transactions	10,014

Net Increase in Shares Outstanding From Share Transactions	125,028

*	Commenced operations on September 30, 2016.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	SGA INTERNATIONAL EQUITY FUND

FINANCIAL HIGHLIGHTS
Selected Per Share Data & Ratios For a Share Outstanding

	Institutional Shares
	Period Ended January 31, 2017(1)
Net Asset Value, Beginning of Period	$10.00

Income (Loss) from Investment Operations:
Net Investment Loss*	(0.00)
Net Realized and Unrealized Gain	0.05

Total from Investment Operations	0.05

Net Asset Value, End of Period	$10.05

Total Return†	0.50%

Ratios and Supplemental Data
Net Assets, End of Period (Thousands)	$1,156
Ratio of Expenses to Average Net Assets	0.95	%††
Ratio of Expenses to Average Net Assets (Excluding Waivers and Reimbursements)	(32.89	)%††
Ratio of Net Investment Loss to Average Net Assets	(0.03	)%††
Portfolio Turnover Rate	113	%‡

*	Per share calculations were performed using average shares for the period.
†	Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
††	Annualized.
‡	Portfolio turnover is for the period indicated and has not been annualized.
(1)	The Fund commenced operations on September 30, 2016.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	SGA INTERNATIONAL EQUITY FUND

FINANCIAL HIGHLIGHTS
Selected Per Share Data & Ratios For a Share Outstanding

	Investor Shares
	Period Ended January 31, 2017(1)
Net Asset Value, Beginning of Period	$10.00

Income (Loss) from Investment Operations:
Net Investment Loss*	(0.02)
Net Realized and Unrealized Gain	0.05

Total from Investment Operations	0.03

Net Asset Value, End of Period	$10.03

Total Return†	0.30%

Ratios and Supplemental Data
Net Assets, End of Period (Thousands)	$100
Ratio of Expenses to Average Net Assets	1.45	%††
Ratio of Expenses to Average Net Assets (Excluding Waivers and Reimbursements)	35.48	%††
Ratio of Net Investment Loss to Average Net Assets	(0.54	)%††
Portfolio Turnover Rate	113	%‡

*	Per share calculations were performed using average shares for the period.
†	Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
††	Annualized.
‡	Portfolio turnover is for the period indicated and has not been annualized.
(1)	The Fund commenced operations on September 30, 2016.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	SGA INTERNATIONAL EQUITY FUND
JANUARY 31, 2017 (UNAUDITED)

NOTES TO FINANCIAL STATEMENTS

1. Organization:

The Advisors’ Inner Circle Fund III (the “Trust”) is organized as a Delaware statutory trust under a Declaration of Trust dated December 4, 2013. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 17 funds. The financial statements herein are those of the SGA International Equity Fund (the “Fund”). The investment objective of the Fund is to seek total return, consisting of current income and long-term capital appreciation. Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities. The Fund invests in at least three countries, and invests at least 40% of its total assets in securities of non-U.S. companies. The Fund is classified as a diversified investment company. Strategic Global Advisors, LLC. serves as the Fund’s investment adviser (the “Adviser”). The Adviser has registered with the National Futures Association as a “Commodity Pool Operator” under the Commodities Exchange Act with respect to the Fund. The Fund currently offers Institutional Shares and Investor Shares. The Fund commenced operations on September 30, 2016. The financial statements of the remaining funds of the Trust are presented separately. The assets of each fund are segregated, and a shareholder’s interest is limited to the fund in which shares are held.

2. Significant Accounting Policies:

The following is a summary of the Significant Accounting Policies followed by the Fund.

Use of Estimates — The Fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the fair value of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and such differences could be material.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over

THE ADVISORS’ INNER CIRCLE FUND III	SGA INTERNATIONAL EQUITY FUND
JANUARY 31, 2017 (UNAUDITED)

the counter, are valued at the last quoted sale price on an exchange or market (foreign or domestic) on which they are traded on valuation date (or at approximately 4:00 pm ET if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used.

The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates.

Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Securities for which market prices are not “readily available” are valued in accordance with fair value procedures established by the Fund’s Board of Trustees (the “Board”). The Fund’s fair value procedures are implemented through a fair value committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government imposed restrictions. When a security is valued in accordance with the fair value procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security’s last trade and the time at which the Fund calculates its net asset value. The closing prices of such securities may no longer reflect their market value at the time the Fund calculates its net asset value if an event that could materially affect the value of those securities (a “Significant Event”) has occurred between the time of the security’s last close and the time that the Fund calculates net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If the Adviser of the Fund becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market

THE ADVISORS’ INNER CIRCLE FUND III	SGA INTERNATIONAL EQUITY FUND
JANUARY 31, 2017 (UNAUDITED)

on which the security or securities principally trade, but before the time at which the Fund calculates its net asset value, it may request that a Committee meeting be called.

The Fund uses MarkIt Fair Value (“MarkIt”) as a third party fair valuation vendor. MarkIt provides a fair value for foreign securities in the Fund based on certain factors and methodologies (involving, generally, tracking valuation correlations between the U.S. market and each non-U.S. security) applied by MarkIt in the event that there is a movement in the U.S. market that exceeds a specific threshold established by the Committee. The Committee establishes a “confidence interval” which is used to determine the level of correlation between the value of a foreign security and movements in the U.S. market before a particular security is fair valued when the threshold is exceeded. In the event that the threshold established by the Committee is exceeded on a specific day, the Fund values its non-U.S. securities that exceed the applicable “confidence interval” based upon the fair values provided by MarkIt. In such event, it is not necessary to hold a Committee meeting. In the event that the Adviser believes that the fair values provided by MarkIt are not reliable, the Adviser contacts the Administrator and can request that a meeting of the Committee be held.

If a local market in which the Fund owns securities is closed for one or more days, the Fund shall value all securities held in that corresponding currency based on the fair value prices provided by MarkIt using the predetermined confidence interval discussed above.

In accordance with U.S. GAAP, the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

•	Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

THE ADVISORS’ INNER CIRCLE FUND III	SGA INTERNATIONAL EQUITY FUND
JANUARY 31, 2017 (UNAUDITED)

•	Level 2 — Other significant observable inputs (includes quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board, etc.); and

•	Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

For the period ended January 31, 2017, there have been no significant changes to the Fund’s fair valuation methodology.

Federal Income Taxes — It is the Fund’s intention to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended. Accordingly, no provisions for Federal income taxes have been made in the financial statements.

The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is “more-likely than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current period. The Fund did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., from commencement of operations, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of and during the period ended January 31, 2017, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax

THE ADVISORS’ INNER CIRCLE FUND III	SGA INTERNATIONAL EQUITY FUND
JANUARY 31, 2017 (UNAUDITED)

expense in the Statement of Operations. During the period, the Fund did not incur any significant interest or penalties.

Security Transactions and Investment Income — Security transactions are accounted for on trade date. Costs used in determining realized gains and losses on the sale of investment securities are based on the specific identification method. Dividend income and expense are recorded on the ex-dividend date. Interest income is recognized on the accrual basis from settlement date. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date.

Foreign Currency Translation — The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. The Fund does not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statement of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid.

Forward Foreign Currency Exchange Contracts — The Fund may enter into forward foreign currency exchange contracts to protect the value of securities held and related receivables and payables against changes in future foreign exchange rates. A forward currency contract is an agreement between two parties to buy and sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the current forward rate and the change in market value is recorded by the Fund as unrealized gain or loss. The Fund recognizes realized gains or losses when the contract is closed, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Any realized or unrealized gains (losses) during the period are

THE ADVISORS’ INNER CIRCLE FUND III	SGA INTERNATIONAL EQUITY FUND
JANUARY 31, 2017 (UNAUDITED)

presented on the Statement of Operations. Risks may arise from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Risks may also arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and are generally limited to the amount of unrealized gain on the contracts at the date of default. As of January 31, 2017, the Fund had no open forward foreign currency contracts.

Expenses — Most expenses of the Trust can be directly attributed to a particular fund. Expenses which cannot be directly attributed to a particular fund are apportioned among the funds of the Trust based on the number of funds and/or relative net assets.

Dividends and Distributions to Shareholders — The Fund distributes substantially all of its net investment income annually. Any net realized capital gains are distributed annually. All distributions are recorded on ex-dividend date.

Deferred Offering Costs — Offering costs, including costs of printing initial prospectus, legal and registration fees, are amortized over twelve-months from inception of the Fund.

Redemption Fees — The Fund retains a redemption fee of 2.00% on redemptions of capital shares held for less than ninety days. For the period ended January 31, 2017, the Fund did not retain any fees. Fees collected are retained by the Fund for the benefit of the remaining shareholders and are included in capital shares transactions in the Statement of Changes in Net Assets.

3. Transactions with Affiliates:

Certain officers of the Trust are also employees of SEI Investments Global Funds Services (the “Administrator”), a wholly owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Co. (the “Distributor”). Such officers are paid no fees by the Trust, other than the Chief Compliance Officer (“CCO”) as described below, for serving as officers of the Trust.

The services provided by the (“CCO”) and his staff are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Advisors and service providers as required by SEC regulations. The CCO’s services and fees have been approved by and are reviewed by the Board.

THE ADVISORS’ INNER CIRCLE FUND III	SGA INTERNATIONAL EQUITY FUND
JANUARY 31, 2017 (UNAUDITED)

4. Administration, Distribution, Shareholder Servicing, Custodian and Transfer Agent Agreements:

The Fund and the Administrator are parties to an Administration Agreement under which the Administrator provides administration services to the Fund. For these services, the Administrator is paid an asset based fee, which will vary depending on the number of share classes and the average daily net assets of the Fund. For the period ended January 31, 2017, the Fund paid $36,968 for these services.

The Fund has adopted the Distribution Plan (the “Plan”) for the Investor Shares. Under the Plan, the Distributor, or third parties that enter into agreements with the Distributor, may receive up to 0.25% of the Fund’s average daily net assets attributable to Investor Shares. Under the Plan, the Distributor may make payments pursuant to written agreements to financial institutions and intermediaries such as banks, savings and loan associations and insurance companies including, without limit, investment counselors, broker-dealers and the Distributor’s affiliates and subsidiaries (collectively, “Agents”) as compensation for services and reimbursement of expenses incurred in connection with distribution assistance. The Plan is characterized as a compensation plan since the distribution fee will be paid to the Distributor without regard to the distribution expenses incurred by the Distributor or the amount of payments made to other financial institutions and intermediaries. The Trust intends to operate the Plan in accordance with its terms and with the Financial Industry Regulatory Authority (“FINRA”) rules concerning sales charges.

The Fund has adopted a shareholder servicing plan (the “Service Plan”) under which a shareholder servicing fee of up to 0.25% of average daily net assets of Investor Shares of the Fund will be paid to other service providers. Certain brokers, dealers, banks, trust companies and other financial representatives receive compensation from the Fund for providing a variety of services, including record keeping and transaction processing. Such fees are based on the assets of the Fund that are serviced by the financial representative. Such fees are paid by the Fund to the extent that the number of accounts serviced by the financial representative multiplied by the account fee charged by the Fund’s transfer agent would not exceed the amount that would have been charged had the accounts serviced by the financial representative been registered directly through the transfer agent. All fees in excess of this calculated amount are paid by the Adviser. These fees are disclosed on the Statement of Operations as Shareholder Servicing Fees.

THE ADVISORS’ INNER CIRCLE FUND III	SGA INTERNATIONAL EQUITY FUND
JANUARY 31, 2017 (UNAUDITED)

Brown Brothers Harriman & Co. acts as custodian (the “Custodian”) for the Fund. The Custodian plays no role in determining the investment policies of the Fund or which securities are to be purchased or sold by the Fund.

DST Systems, Inc. serves as the transfer agent and dividend disbursing agent for the Fund under a transfer agency agreement with the Trust.

5. Investment Advisory Agreement:

Under the terms of an investment advisory agreement, the Adviser provides investment advisory services to the Fund at a fee calculated at an annual rate of 0.95% of the Fund’s average daily net assets. The Adviser has contractually agreed to reduce its fees and/or reimburse expenses to the extent necessary to keep total annual fund operating expenses (excluding interest, taxes, brokerage commissions, 12b-1 fees, acquired fund fees and expenses and non-routine expenses (collectively, “excluded expenses”)) for Institutional Shares and Investor Shares from exceeding certain levels as set forth below until November 30, 2017 (each, a “contractual expense limit”). This agreement may be terminated by: (i) the Board, for any reason at any time; or (ii) the Adviser, upon ninety (90) days’ prior written notice to the Trust, effective as of the close of business on November 30, 2017. (the “Expense Limitation”). The Adviser may recover all or a portion of its fee reductions or expense reimbursements, up to the expense cap in place at the time the expenses were waived, within a three-year period from the year in which it reduced its fee or reimbursed expenses if the Fund’s total annual fund operating expenses are below the Expense Limitation. As of January 31, 2017, the fees which were previously waived and reimbursed to the Fund by the Adviser which may be subject to possible future reimbursement, up to the expense cap in place at the time the expenses were waived and reimbursed to the Fund, to the Adviser were $125,393 expiring in 2020.

6. Investment Transactions:

For the period ended January 31, 2017, the Fund made purchases of $2,675,760 and sales of $1,395,967 in investment securities other than long-term U.S. Government and short-term securities. There were no purchases or sales of long-term U.S. Government securities.

7. Federal Tax Information:

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP.

THE ADVISORS’ INNER CIRCLE FUND III	SGA INTERNATIONAL EQUITY FUND
JANUARY 31, 2017 (UNAUDITED)

The Federal tax cost and aggregate gross unrealized appreciation and depreciation for the investments held (excluding foreign currency) by the Fund at January 31, 2017, were as follows:

Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Appreciation
$1,275,528	$65,947	$(54,495)	$11,452

8. Concentration of Risks:

As with all management investment companies, a shareholder of the Fund is subject to the risk that his or her investment could lose money. The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund’s net asset value (“NAV”) and ability to meet its investment objective.

Equity Risk — Since it purchases equity securities, the Fund is subject to the risk that stock prices may fall over short or extended periods of time. Historically, the equity market has moved in cycles, and the value of the Fund’s securities may fluctuate from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Foreign Company Risk — Investing in foreign companies, including direct investments and investments through depositary receipts, poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These risks will not necessarily affect the U.S. economy or similar issuers located in the U.S. Securities of foreign companies may not be registered with the U.S. Securities and Exchange Commission (the “SEC”) and foreign companies are generally not subject to the regulatory controls imposed on U.S. issuers and, as a consequence, there is generally less publicly available information about foreign securities than is available about domestic securities. Income from foreign securities owned by the Fund may be reduced by a withholding tax at the source, which tax would reduce income received from the securities comprising the portfolio. Foreign securities may also be more difficult to value than securities of U.S. issuers. While depositary receipts provide an alternative to directly purchasing the underlying foreign securities in their respective national markets and currencies, investments in depositary receipts continue to be subject to many of the risks associated with investing directly in foreign securities.

THE ADVISORS’ INNER CIRCLE FUND III	SGA INTERNATIONAL EQUITY FUND
JANUARY 31, 2017 (UNAUDITED)

Foreign Currency Risk — As a result of the Fund’s investments in securities denominated in, and/or receiving revenues in, foreign currencies, the Fund will be subject to currency risk. Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar or, in the case of hedged positions, that the U.S. dollar will decline in value relative to the currency hedged. In either event, the dollar value of an investment in the Fund would be adversely affected.

ETFs Risk — ETFs are pooled investment vehicles, such as registered investment companies and grantor trusts, whose shares are listed and traded on U.S. and non-U.S. stock exchanges or otherwise traded in the over-the-counter market. To the extent that the Fund invests in ETFs, the Fund will be subject to substantially the same risks as those associated with the direct ownership of the securities comprising the index on which an index ETF is based or the other holdings of an active or index ETF, and the value of the Fund’s investment will fluctuate in response to the performance of the underlying index or holdings. ETFs typically incur fees that are separate from those of the Fund. Accordingly, the Fund’s investments in ETFs will result in the layering of expenses such that shareholders will indirectly bear a proportionate share of the ETFs’ operating expenses, in addition to paying Fund expenses.

New Fund Risk — Because the Fund is new, investors in the Fund bear the risk that the Fund may not be successful in implementing its investment strategy, may not employ a successful investment strategy, or may fail to attract sufficient assets under management to realize economies of scale, any of which could result in the Fund being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders. Such liquidation could have negative tax consequences for shareholders and will cause shareholders to incur expenses of liquidation.

9. Other:

At January 31, 2017, the percentage of total shares outstanding, held by shareholders owning 10% or greater of the aggregate total shares outstanding, for each Fund, which are comprised of individual shareholders and omnibus accounts that are held on behalf of various individual shareholders was as follows:

	No. of Shareholders	% Ownership
Institutional Shares	2	96%
Investor Shares	1	100%

THE ADVISORS’ INNER CIRCLE FUND III	SGA INTERNATIONAL EQUITY FUND
JANUARY 31, 2017 (UNAUDITED)

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be established; however, based on experience, the risk of loss from such claim is considered remote.

10. Regulatory Matters:

In October 2016, the SEC released its Final Rule on Investment Company Reporting Modernization (the “Rule”). The Rule which introduces two new regulatory reporting forms for investment companies — Form N-PORT and Form N-CEN — also contains amendments to Regulation S-X which impact financial statement presentation, particularly the presentation of derivative investments. Although still evaluating the impact of the Rule, management believes that many of the Regulation S-X amendments are consistent with the Fund’s current financial statement presentation and expects that the Fund will be able to comply with the Rule’s Regulation S-X amendments by the August 1, 2017 compliance date.

11. Subsequent Events:

The Fund has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional disclosures and/or adjustments were required to the financial statements as of.

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DISCLOSURE OF FUND EXPENSES

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for Fund management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the mutual fund’s gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the mutual fund’s average net assets; this percentage is known as the mutual fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from September 30, 2016 to January 31, 2017.

The table on the next page illustrates your Fund’s costs in two ways:

• Actual Fund Return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your ending starting account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

• Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expense Paid During Period” column with those that appear in the same charts in the shareholder reports for other mutual funds.

THE ADVISORS’ INNER CIRCLE FUND III	SGA INTERNATIONAL EQUITY FUND
JANUARY 31, 2017 (UNAUDITED)

DISCLOSURE OF FUND EXPENSES (Concluded)

Note: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

	Beginning Account Value 8/01/16	Ending Account Value 1/31/17	Annualized Expense Ratios	Expenses Paid During Period
Institutional Shares
Actual Portfolio Return	$1,000.00	$1,005.00	0.95%	3.16	*

Hypothetical 5% Return	1,000.00	1,020.67	0.95	4.84	**
Investor Shares
Actual Portfolio Return	$1,000.00	$1,003.00	1.45%	4.81	*

Hypothetical 5% Return	1,000.00	1,017.90	1.45	7.37	**

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 121/365 (to reflect period since inception to the period end January 31, 2017).
**	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period shown).

THE ADVISORS’ INNER CIRCLE FUND III	SGA INTERNATIONAL EQUITY FUND
JANUARY 31, 2017 (UNAUDITED)

APPROVAL OF INVESTMENT ADVISORY AGREEMENT

Pursuant to Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Fund’s advisory agreement (the “Agreement”) must be approved: (i) by a vote of a majority of the shareholders of the Fund; and (ii) by the vote of a majority of the members of the Board of Trustees (the “Board” or the “Trustees”) of The Advisors’ Inner Circle Fund III (the “Trust”) who are not parties to the Agreement or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

A Board meeting was held on June 23, 2016 to decide whether to approve the Agreement for an initial two-year term. In preparation for the meeting, the Trustees requested that the Adviser furnish information necessary to evaluate the terms of the Agreement. The Trustees used this information, as well as other information that the Adviser and other service providers of the Fund presented or submitted to the Board at the meeting, to help them decide whether to approve the Agreement for an initial two-year term.

Specifically, the Board requested and received written materials from the Adviser and other service providers of the Fund regarding: (i) the nature, extent and quality of the services to be provided by the Adviser; (ii) the Adviser’s investment management personnel; (iii) the Adviser’s operations and financial condition; (iv) the Adviser’s brokerage practices (including any soft dollar arrangements) and investment strategies; (v) the Fund’s proposed advisory fee to be paid to the Adviser and overall fees and operating expenses compared with a peer group of mutual funds; (vi) the Adviser’s compliance program, including a description of material compliance matters and material compliance violations; (vii) the Adviser’s policies on and compliance procedures for personal securities transactions; (viii) the Adviser’s investment experience; (ix) the Adviser’s rationale for introducing the Fund as well as the Fund’s proposed objective and strategy; and (x) the Adviser’s performance in managing similar accounts.

Representatives from the Adviser, along with other Fund service providers, presented additional information and participated in question and answer sessions at the meeting to help the Trustees evaluate the Adviser’s services, fee and other aspects of the Agreement. The Independent Trustees received advice from independent counsel and met in executive session outside the presence of Fund management and the Adviser.

At the Board meeting, the Trustees, including all of the Independent Trustees, based on their evaluation of the information provided by the Adviser and other

THE ADVISORS’ INNER CIRCLE FUND III	SGA INTERNATIONAL EQUITY FUND
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service providers of the Fund, approved the Agreement. In considering the approval of the Agreement, the Board considered various factors that they determined were relevant, including: (i) the nature, extent and quality of the services to be provided by the Adviser; and (ii) the fees to be paid to the Adviser, as discussed in further detail below.

Nature, Extent and Quality of Services Provided by the Adviser

In considering the nature, extent and quality of the services to be provided by the Adviser, the Board reviewed the portfolio management services to be provided by the Adviser to the Fund, including the quality and continuity of the Adviser’s portfolio management personnel, the resources of the Adviser, and the Adviser’s compliance history and compliance program. The Trustees reviewed the terms of the proposed Agreement. The Trustees also reviewed the Adviser’s proposed investment and risk management approaches for the Fund. The most recent investment adviser registration form (“Form ADV”) for the Adviser was provided to the Board, as was the response of the Adviser to a detailed series of questions which included, among other things, information about the investment advisory services to be provided by the Adviser to the Fund.

The Trustees also considered other services to be provided to the Fund by the Adviser such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to the Fund’s investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities laws and regulations. Based on the factors above, as well as those discussed below, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of the services to be provided to the Fund by the Adviser would be satisfactory.

Costs of Advisory Services

In considering the advisory fee payable by the Fund to the Adviser, the Trustees reviewed, among other things, a report of the proposed advisory fee to be paid to the Adviser. The Trustees also reviewed reports prepared by the Fund’s administrator comparing the Fund’s net and gross expense ratios and advisory fees to those paid by a peer group of mutual funds as classified by Lipper, an independent provider of investment company data. The Trustees reviewed pro forma fee and expense information, as well as the management fees charged by the Adviser to other clients with comparable mandates. The Trustees considered any differences in management fees and took into account the respective demands, resources and complexity associated with the Fund and

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other client accounts as well as the extensive regulatory, compliance and tax regimes to which the Fund is subject. The Board concluded, within the context of its full deliberations, that the advisory fee was reasonable in light of the nature and quality of the services expected to be rendered by the Adviser. The Board also considered the Adviser’s commitment to managing the Fund and its willingness to enter into an expense limitation and fee waiver arrangement with the Fund.

Because the Fund was new and had not commenced operations, it did not yet have an investment performance record and it was not possible to determine the profitability that the Adviser might achieve with respect to the Fund or the extent to which economies of scale would be realized by the Adviser as the assets of the Fund grow. Accordingly, the Trustees did not make any conclusions regarding the Fund’s investment performance, the Adviser’s profitability, or the extent to which economies of scale would be realized by the Adviser as the assets of the Fund grow, but will do so during future considerations of the Agreement.

Approval of the Agreement

Based on the Board’s deliberations and its evaluation of the information described above and other factors and information it believed relevant in the exercise of its reasonable business judgment, the Board, including all of the Independent Trustees, with the assistance of Fund counsel and Independent Trustees’ counsel, unanimously concluded that the terms of the Agreement, including the fees to be paid thereunder, were fair and reasonable and agreed to approve the Agreement for an initial term of two years. In its deliberations, the Board did not identify any absence of information as material to its decision, or any particular factor (or conclusion with respect thereto) or single piece of information that was all-important, controlling or determinative of its decision, but considered all of the factors together, and each Trustee may have attributed different weights to the various factors (and conclusions with respect thereto) and information.

Strategic Global Advisors Funds

P.O. Box 219009

Kansas City, MO 64121-9009

1-866-778-6397

Investment Adviser:

Strategic Global Advisors, LLC

100 Bayview Circle

Suite 650

Newport Beach, CA 92660

Administrator:

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, PA 19456

Distributor:

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, PA 19456

Legal Counsel:

Morgan, Lewis & Bockius LLP

1701 Market Street

Philadelphia, PA 19103

This information must be preceded or accompanied by a current prospectus for the Fund described.

SGA-SA-001-0100

Item 2.	Code of Ethics.

Not applicable for semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6.	Schedule of Investments.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005

Item 9.	Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11.	Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Items 12.	Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund III

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie, President

Date: April 10, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie, President

Date: April 10, 2017

By (Signature and Title)	/s/ Stephen Connors
Stephen Connors,
Treasurer, Controller & CFO

Date: April 10, 2017